Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)				Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year	David H. Dupuy ($)	Timothy G. Wallace ($)	David H. Dupuy ($)	Timothy G. Wallace ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Company TSR(5) ($)	NAREIT All Equity REIT Index TSR(6) ($)	Net (Loss) Income(7) ($)	Targeted Dividend Payout Ratio(8) (%)

2024	3,123,257	n/a	1,805,153	n/a	1,916,340	1,224,363	58.09	117.56	(3,181,000)	80
2023	3,533,747	24,793,238	2,076,455	24,959,265	1,932,118	1,170,765	73.98	112.04	7,714,000	74
2022	n/a	4,540,328	n/a	1,654,573	2,304,256	1,356,528	94.24	100.62	22,019,000	74
2021	n/a	4,788,861	n/a	5,472,517	2,191,019	2,374,549	118.86	134.06	22,492,000	78
2020	n/a	3,737,563	n/a	5,082,204	2,165,944	2,732,964	114.20	94.88	19,077,000	87

Company Selected Measure Name	Targeted dividend payout ratio
Named Executive Officers, Footnote	Represents total compensation as calculated on the Summary Compensation Table ("SCT") for David H. Dupuy, who was appointed as CEO and President on March 6, 2023 and Timothy G. Wallace, who was our CEO and President until his passing on March 3, 2023.Average Summary Compensation for Years 2024 and 2023, as calculated on the SCT includes William G. Monroe IV, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Timothy Meyer, who served as Executive Vice President-Asset Management. Average Summary Compensation for Years 2022 and 2021 as calculated on the SCT includes David Dupuy, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Timothy Meyer, who served as Executive Vice President-Asset Management. Average Summary Compensation for Year 2020 as calculated on the SCT includes David Dupuy, who served as Chief Financial Officer and Executive Vice President, Leigh Ann Stach, who served as Chief Accounting Officer and Executive Vice President, and Page Barnes, who served as our Chief Operating Officer and Executive Vice President.
Peer Group Issuers, Footnote	Cumulative TSR for the Company's Peer Group (NAREIT All Equity REIT Index) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of the SEC Regulation S-K), assuming dividend reinvestment, and the difference between the NAREIT All Equity REIT Index common share price at the end and the beginning of the measurement period by the common share price at the beginning of the measurement period.
PEO Total Compensation Amount	$ 3,123,257		$ 4,540,328	$ 4,788,861	$ 3,737,563
PEO Actually Paid Compensation Amount	$ 1,805,153		1,654,573	5,472,517	5,082,204
Adjustment To PEO Compensation, Footnote	Adjustments to Determine Compensation Actually Paid to David H. Dupuy (PEO) for the years 2024 and 2023 and to Timothy G. Wallace (PEO) for the years 2023, 2022, 2021 and 2020 are shown in the table below.

	David H. Dupuy		Timothy G. Wallace
	2024 ($)	2023 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	3,123,257	3,533,747	24,793,238	4,540,328	4,788,861	3,737,563
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,776,096)	(2,125,913)	(1,015,989)	(2,820,373)	(3,164,711)	(2,530,931)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	1,209,886	1,545,147	—	2,450,331	3,055,580	2,504,933
Increase (Deduction) for Change in Fair Value from Prior Year End to Current Year End of Awards Granted in Prior Years that were Outstanding and Unvested as of Year End	(1,556,756)	(1,387,942)	—	(3,471,338)	38,081	785,536
Fair Value as of the Vesting Date of Awards Granted and Vested in the Same Year	100,221	—	848,056	—	—	—
Increase (Deduction) in Fair Value from the Vesting Date to Prior Year End for Awards Granted in Prior Years that Vested during the Year	—	—	319,137	—	—	—
Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year	—	—	(264,741)	—	—	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	704,641	511,416	279,564	955,625	754,706	585,103
Total Adjustments	(1,318,104)	(1,457,292)	166,027	(2,885,755)	683,656	1,344,641
Compensation Actually Paid	1,805,153	2,076,455	24,959,265	1,654,573	5,472,517	5,082,204

Non-PEO NEO Average Total Compensation Amount	$ 1,916,340	$ 1,932,118	2,304,256	2,191,019	2,165,944
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,224,363	1,170,765	1,356,528	2,374,549	2,732,964
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs are shown in the table below.

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	1,916,340	1,932,118	2,304,256	2,191,019	2,165,944
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,033,556)	(1,235,251)	(1,432,502)	(1,432,215)	(1,485,580)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	743,455	908,424	1,244,515	1,382,175	1,488,488
Increase (Deduction) for Change in Fair Value from Prior Year End to Current Year End of Awards Granted in Prior Years that were Outstanding and Unvested as of Year End	(790,611)	(703,497)	(1,076,505)	10,338	316,825
Fair Value as of the Vesting Date of Awards Granted and Vested in the Same Year	52,692	—	—	—	—
Increase (Deduction) in Fair Value from the Vesting Date to Current Year End for Awards Granted in Prior Years that Vested during the Year	(17,641)	(4,320)	—	—	—
Deduction for the Fair Value as of Prior Year End of Awards Forfeited or Cancelled during the Current Year	(34,845)	(10,955)	—	—	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	388,529	284,246	316,764	223,232	247,287
Total Adjustments	(691,977)	(761,353)	(947,728)	183,530	567,020
Average Compensation Actually Paid	1,224,363	1,170,765	1,356,528	2,374,549	2,732,964

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
Company TSR and NAREIT All Equity REIT Index TSR are computed in accordance with Item 402(v) of Regulation S-K. These metrics are based on dividends and stock prices for each period presented. The NAREIT All Equity REIT Index is not used by the Company in determining executive compensation.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The amount of compensation actually paid to our executive officers is not directly linked to net income. The Company is a growing real estate company with its real estate portfolio as its largest asset. Though real estate over the long-term generally increases in value, the assets are depreciated over the useful life of each asset on our consolidated statements of income in accordance with generally accepted accounting principles. Consequently, depreciation expense continues to grow as our real estate portfolio grows which significantly reduces the Company's net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Targeted Dividend Payout Ratio
As described in more detail in Compensation Discussion and Analysis, the Company Performance Award ("CPA"), through June 30, 2024, was measured using a targeted dividend for each year divided by actual AFFO for the trailing four quarters ended June 30 of each year. The CPA provided for a payment of a range from 0% to 150% of base salary based on decreasing calculated targeted dividend payout ratios moving from 95% to 80%. The targeted dividend payout ratios resulted in award percentages of 150% for each of the years 2024, 2023, 2022 and 2021 and 90% for 2020. Since the CPA targeted 50% of each executive officer's base pay, the CPA resulted in bonus payments of 75%, 75%, 75%, 75% and 45%, respectively, for the years 2024, 2023, 2022, 2021 and 2020. Each of the executive officers elected to take these bonus payments in shares of restricted stock, through the Company's Alignment of Interest Program, as amended, that cliff vest in 8 years.
Compensation Actually Paid and 3-Year Performance Based RSUs
As described in more detail in Compensation Discussion and Analysis, the Company's 3-year Performance Based RSU Awards were implemented in 2024 for the 3-year performance period beginning July 1, 2023 and were designed to be a long-term incentive award based on a three-year forward-looking performance period measured against our peer group for that performance period. These forward-looking RSU awards are measured based on (i) growth in the Company's TSR (the "3-Year Absolute TSR Award") and (ii) TSR performance relative to our relative TSR peer group (the "3-Year Relative TSR Award"). These awards for 2024 were granted in restricted stock units and the payout levels, if any, will be based on performance as determined under each of these TSR awards.
Compensation Actually Paid and 3-Year Time-Based RSUs
As described in more detail in Compensation Discussion and Analysis, the Company's 3-year Time-Based RSU Awards were implemented in 2024 for the 3-year service period beginning July 1, 2023. These awards vest ratably over a three-year period on each June 30.

Tabular List, Table

Targeted Dividend Payout Ratio	3 YEAR TSR Relative to our Peer Group	3 YEAR Absolute TSR

Total Shareholder Return Amount	$ 58.09	73.98	94.24	118.86	114.20
Peer Group Total Shareholder Return Amount	117.56	112.04	100.62	134.06	94.88
Net Income (Loss)	$ (3,181,000)	$ 7,714,000	$ 22,019,000	$ 22,492,000	$ 19,077,000
Company Selected Measure Amount	0.80	0.74	0.74	0.78	0.87
Additional 402(v) Disclosure	As described in greater detail in Compensation Discussion and Analysis, beginning on page 18 of this proxy statement, the Company's executive compensation program is designed to directly align the interests of our executive officers with those of the stockholders in a way that encourages prudent decision-making and links compensation to our overall performance. We use a combination of allowing the acquisition of shares of restricted stock in lieu of cash salary, as well as grants of restricted stock and restricted stock units for incentive compensation as the primary means of delivering short-term and long-term compensation to our executive officers. We believe that restricted stock and restricted stock units with long vesting periods align the interests of executive officers and stockholders and provide strong incentives to our executive officers to achieve long-term growth in our business, grow the value of our common stock and maintain or increase our dividends. Cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of the SEC Regulation S-K), assuming dividend reinvestment, and the difference between the Company's common share price at the end and the beginning of the measurement period by the common share price at the beginning of the measurement period.Represents audited Net (Loss) Income per our Consolidated Statements of Income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Targeted Dividend Payout Ratio
Non-GAAP Measure Description	Targeted dividend payout ratio measured using a target dividend for each year divided by actual AFFO for the trailing four quarters ended June 30 of each year as discussed in more detail in Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	3 YEARTSR Relative to our Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	3 YEARAbsolute TSR
David H. Dupuy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,123,257	$ 3,533,747
PEO Actually Paid Compensation Amount	$ 1,805,153	2,076,455
PEO Name	David H. Dupuy,
Timothy G. Wallace [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		24,793,238	$ 4,540,328	$ 4,788,861	$ 3,737,563
PEO Actually Paid Compensation Amount		$ 24,959,265	1,654,573	5,472,517	5,082,204
PEO Name		Timothy G. Wallace
PEO | David H. Dupuy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,318,104)	$ (1,457,292)
PEO | David H. Dupuy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,776,096)	(2,125,913)
PEO | David H. Dupuy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,209,886	1,545,147
PEO | David H. Dupuy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,556,756)	(1,387,942)
PEO | David H. Dupuy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,221	0
PEO | David H. Dupuy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | David H. Dupuy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | David H. Dupuy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,641	511,416
PEO | Timothy G. Wallace [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		166,027	(2,885,755)	683,656	1,344,641
PEO | Timothy G. Wallace [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,015,989)	(2,820,373)	(3,164,711)	(2,530,931)
PEO | Timothy G. Wallace [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,450,331	3,055,580	2,504,933
PEO | Timothy G. Wallace [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(3,471,338)	38,081	785,536
PEO | Timothy G. Wallace [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		848,056	0	0	0
PEO | Timothy G. Wallace [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		319,137	0	0	0
PEO | Timothy G. Wallace [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(264,741)	0	0	0
PEO | Timothy G. Wallace [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		279,564	955,625	754,706	585,103
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(691,977)	(761,353)	(947,728)	183,530	567,020
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,033,556)	(1,235,251)	(1,432,502)	(1,432,215)	(1,485,580)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,455	908,424	1,244,515	1,382,175	1,488,488
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,611)	(703,497)	(1,076,505)	10,338	316,825
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,692	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,641)	(4,320)	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,845)	(10,955)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 388,529	$ 284,246	$ 316,764	$ 223,232	$ 247,287